Lease Liabilities (Details) - Schedule of Lease Liabilities for all Operating Leases - Sep. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Lease Liabilities [Abstract]
2024	¥ 4,575	$ 637
2025	4,575	637
2026 and after	5,069	706
Total lease payments	14,219	1,980
Less: Interest	(1,475)	(205)
Present value of lease liabilities	12,744	1,775
Less current portion, record in current liabilities	(3,803)	(530)
Present value of lease liabilities	¥ 8,941	$ 1,245